UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21120

Conestoga Funds

(Exact name of registrant as specified in charter)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Address of principal executive offices)

 (Zip code)

Conestoga Capital Advisors

259 North Radnor-Chester Road

Radnor Court, Suite 120

Radnor, Pennsylvania 19087

(Name and address of agent for service)

Copies to:

Carl Frischling, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: 800-320-7790

Date of fiscal year end: September 30

Date of reporting period: June 30, 2008

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Conestoga Small Cap Fund

ADVENT SORTWARE INC.

Ticker Symbol:ADVS	Cusip Number:007974108
Record Date: 3/14/2008	Meeting Date: 5/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: aa vote for election of the following nominees; 1-John H. Scully, 2-Stephanie G. DiMarco, 3-A. George Battle, 4-Robert JA. Ettl, 5-James D. Kirsner, 6-James P. Roemer, 7-Wendell G. VanAuken	For	Issuer	For	With
2	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as the independent registered public accounting firm of the company for the year ending December 31, 2008.	For	Issuer	For	With
3	To approve the amended and restated 2002 s tock plan and reserve and additional 900,000 shares thereunder.	For	Issuer	For	With

ADVISORY BOARD

Ticker Symbol:ABCO	Cusip Number:00762W107
Record Date: 10/2/2007	Meeting Date: 11/15/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1- Marc N. Casper, 2-Peter J. Grua, 3-Kelt Kindick, 4-Mark R. Neaman, 5-Leon D. Shapiro, 6-Frank J. Williams, 7-Leanne M. Zumwalt	For	Issuer	For	With
2	Ratify the appointment of Ernst & Young LLP as independent registered public accountant for the year ending March 31, 2008.	For	Issuer	For	With

ANSOFT CORPORATION

Ticker Symbol:ANST	Cusip Number:036384105
Record Date: 7/26/2007	Meeting Date: 9/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Nicholas Cendes,2-Zoltan J. Cendes,Ph.D. 3-Paul J. Quast, 4-Peter Robbins, 5-John N. Whelihan.	For	Issuer	For	With

ANSYS, INC.

Ticker Symbol:ANSS	Cusip Number:03662Q105
Record Date: 3/18/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for electio nof the following nominees: 1-James E. Cashman 2011, 2-W.R. McDermott 2011, 30John F. Smith 2011	For	Issuer	For	With
2	Ratify selection of independent registered public accounting firm.	For	Issuer	For	With

BLACKBAUD, INC.

Ticker Symbol:BLKB	Cusip Number:09227Q100
Record Date: 4/21/2008	Meeting Date: 6/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees1-Timothy Chou,2-Marco W. Hellman, 3-Carolyn Miles.	For	Issuer	For	With
2	To approve the Blackbaud,Inc. 2008 equity incentive plan.	For	Issuer	For	With
3	To ratify the appointment of PriceWaterHouseCoopers LLP as our indepenent registered public accounting firm for the fiscal year ending December 31, 2008.	For	Issuer	For	With

BLACKBOARD INC.

Ticker Symbol:BBBB	Cusip Number:091935502
Record Date: 4/16/2008	Meeting Date: 6/5/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors r ecommend: a vote for election of the following nominees; 1-E. Rogers Novak, Jr., 2-Willia Raduchel, 3-Joseph L. Cowan.	For	Issuer	For	With
2	To approve amendment No. 3 to the amended and restated 2004 stock incentive plan to increase the number of shares authorized for issuance under the plan from 5,800,000 to 8,700,000 and make other specified changes.	For	Issuer	For	With
3	To ratify the selection of the company's independent registered public accounting firm.	For	Issuer	For	With

BOSTON PRIVATE FINANCIAL HOLDINGS

Ticker Symbol:BPFH	Cusip Number:101119105
Record Date: 3/3/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Kathleen M. Graveline, 2-Deborah F. Kuenstner, 3-Walter M. Pressey, 4-William J. Shea	For	Issuer	For	With
2	A shareholder proposal requesting the Board of Directors to take those steps necessary to eliminate the classification of terms of its Board of Directors and to require that all Directors stand for election annually.	For	Issuer	For	With

CARBO CERAMICS INC.

Ticker Symbol:CRR	Cusip Number:140781105
Record Date: 2/15/2008	Meeting Date: 4/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees; 1-Claude E. Cooke, Jr., 2-Chad C. Deaton, 3-James jB. Jennings, 4-Gary A. Kolstad,5-H.E.Lentz, Jr.,6-Randy L. Limbacher, 7-Wiliam C. Morris,8-Robert S. Rubin	For	Issuer	For	With
2	Proposal to ratify the appointment of Ernst & Young, LLP, certified public accountants, as independent auditors for the fiscal year ending December 31, 2008.	For	Issuer	For	With

COMPUTER PROGRAMS AND SYSTEMS

Ticker Symbol:CPSI	Cusip Number:205306103
Record Date: 3/28/2008	Meeting Date: 5/8/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1-Ernest F. Ladd, III, 2-David A. Dye	For	Issuer	For	With
2	To ratify the appointment of Grant Thornton LLP as independent registered public accountants.	For	Issuer	For	With

COSTAR GROUP INC.

Ticker Symbol:CSGP	Cusip Number:22160N109
Record Date: 4/14/2008	Meeting Date: 6/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1-Michael JR. Klein, 2-Andres C. Florance, 3-David Bonderman, 4- Michael J. Glosserman, 5-Warren H. Haber, 6-Josiah O. Low, III, 7-Christopher J. Nassetta.	For	Issuer	For	With
2	Proposal to ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for 2008.	For	Issuer	For	With

CURTISS-WRIGHT CORP.

Ticker Symbol:CW	Cusip Number:231561101
Record Date: 3/6/2008	Meeting Date: 5/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for elction of the following nominees; 1Martin R. Benante, 2-S. Marce F uller, 3-Allen a. Kozinski, 4-Carl G. Miller, 5-William B. Mitchell, 6-John R. Myers, 7-John B. Nathman, 8-William W. Sihler, 9-Albert E. Smith	For	Issuer	For	With
2	Proposal to ratify the appointment of Deloiotte & Touche LLP as the company's independent accountants for 2008.	For	Issuer	For	With

DIGI INTERNATIONAL

Ticker Symbol:DGII	Cusip Number:253798102
Record Date: 11/26/2007	Meeting Date: 1/24/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Driectors recomend: a vote for election of the following nominees; 1-Joseph T. Dunsmore, 2-Bradley J. Williams.	For	Issuer	For	With
2	Ratification of the appointment of PriceWaterHouseCoopers LLP as independent registered public accounting firm f the company for the 2008 fiscal year.	For	Issuer	For	With

FINANCIAL FEDERAL CORPORATION

Ticker Symbol:FIF	Cusip Number:317492106
Record Date: 10/15/2007	Meeting Date: 12/11/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1-Lawrence B. Fisher, 2- Michael C. Palitz, 3-Paul R. Sinsheimer, 4-Leopold Swergold, 5-H.E. Timanus, Jr., 6-Michael J. Zimmerman	For	Issuer	For	With
2	Ratifying the appointment of KPMG LLP as the corporation's independent registered public accounting firm for the fiscal year ending July 31, 2008.	For	Issuer	For	With

FRANKLIN ELECTRIC CO, INC.

Ticker Symbol:FELE	Cusip Number:353514102
Record Date: 4/14/2008	Meeting Date: 5/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Dorectors recommend a vote for the following nominees: 1-David T. Brown, 2-David A. Roberts, 3-Howard B. Witt	For	Issuer	For	With
2	Ratify the appointment of DeLoitte & Touche, LLP, as the company's independent registered public accounting firm for the 2008 fiscal year.	For	Issuer	For	With

ICONIX BRANK GROUP, INC.

Ticker Symbol:ICON	Cusip Number:451055107
Record Date: 3/26/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees: 1-Neil Cole, 2-Barry Emanuel, 3-Steven Mendelow, 4-Drew Cohen, 5-F. Peter Cuneo, 6-Mark Friedman, 7-James A. Marcum.	For	Issuer	For	With
2	To aprove an amendment to the company's 2006 equity incentive plan.	For	Issuer	For	With
3	To approve the company's executive incentive bonus plan.	For	Issuer	For	With
4	Ratification of the appointment of BDO Seidman, LLP as the company's incependent registered public accountants for the fiscal year endng December 31, 2008.	For	Issuer	For	With

ICONIX BRANK GROUP, INC.

Ticker Symbol:ICON	Cusip Number:451055107
Record Date: 7/5/2007	Meeting Date: 8/16/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1-Neil Cole, 2-Barry Emanuel, 3-Steven Mendelow, 4-Drew Cohen, 5-F. Peter Cuneo, 6- Mark Friedman	For	Issuer	For	With
2	To approve an amendment to the company's certificate of incorporation to incresae its authorized common stock.	For	Issuer	For	With
3	Ratification of the appointment of BDO Seidman, LLP as the company's independent registered public accountants for the fiscalyear ending December 31, 2007.	For	Issuer	For	With

II-VI

Ticker Symbol:IIVI	Cusip Number:902104108
Record Date: 9/5/2007	Meeting Date: 11/2/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Peter W. Sognefest, 2-Francis J. Kramer	For	Issuer	For	With
2	Ratification of the Board of Directors' selection of Deloitte & Touche LLP as the company's independent registered public accounting firm for the 2008 fiscal year.	For	Issuer	For	With

KENSEY NASH

Ticker Symbol:KNSY	Cusip Number:490057106
Record Date: 10/26/2007	Meeting Date: 12/5/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Robert Bobb, 2-Jeffrey Smith, 3-Ceasar Anquillare	Split	Issuer	For/Against	With/Against
2	Proposal to approve the sixth amended and restated Kensey Nash corporation employee incentive compensation plan.	For	Issuer	For	With
3	Proposal to ratify the appointment of DeLoitte & Touche LLP as the independent auditors of the ocmpany's financial statements.	For	Issuer	For	With

KNIGHT TRANSPORTATION

Ticker Symbol:KNX	Cusip Number:499064103
Record Date: 3/31/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Donald A. Bliss, 2-Richard J. Lehmann.	For	Issuer	For	With
2	Proposal to approve the second amendment to the company'samended and restated 2003 stock option plan to increase the number of shares of common stock reserved for the issuance of stock grants, including stock options, to employees and directors.	For	Issuer	For	With
3	Proposal to ratify the appointment of DeLoitte & Touche LLP as the company's independent registered public accounting firm for fiscal 2008.	For	Issuer	For	With

LANDAUER, INC.

Ticker Symbol:LDR	Cusip Number:51476K103
Record Date: 12/14/2007	Meeting Date: 2/7/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees 1-Mr. Cronin, 2-Mr. Risk,3-Mr. Saxelby	For	Issuer	For	With
2	Proposal to ratify the appointment of PriceWaterHouseCoopers LLP as independent registered public accounting firm of the company.	For	Issuer	For	With
3	Proposal to approve the Landauer, Inc. incentive compensation plan.	For	Issuer	For	With

LOJACK CORPORATION

Ticker Symbol:LOJN	Cusip Number:539451104
Record Date: 3/17/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Rory J. Cowan,2-John H. Mackinnon,3-Robert J. Murray,4-Robert L. Rewey, 5-Richard T. Riley, 6-Harvey Rosenthal, 7-Maria Renna Sharpe, 8-Ronald V. Waters III.	For	Issuer	For	With
2	Adopt the company's 2008 stock incentive plan.	For	Issuer	For	With
3	Ratify the appointment of DeLoitte & Touche LLP as the independent registered public accounting firm of the company for 2008.	For	Issuer	For	With

MENTOR CORPORATION

Ticker Symbol:MNT	Cusip Number:587188103
Record Date: 7/19/2007	Meeting Date: 9/17/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recomend: a vote for election of the following nominees; 1-Michael L. Emmons, 2-Walter W. Faster, 3-Margaret H. Jorda, 4-Joshua H. Levine, 5-Katherine S. Napier, 6-Burt E. Rosen, 7-Ronald J. Rossi, 8-Joseph E. Whitters.	For	Issuer	For	With
2	To approve an amendment to the company's restated articles of incorporation to increase the total number of shares of authorized capital stock and to provide for the issuance of preferred stock in one or more series.	For	Issuer	For	With
3	To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscah year ending March 31, 2008.	For	Issuer	For	With

MERIDIAN BIOSCIENCE, INC.

Ticker Symbol:VIVO	Cusip Number:589584101
Record Date: 12/3/2007	Meeting Date: 1/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-James A. Buzard,2-John A. Kraeutler, 3-Gary P. Kreider, 4-Willliam J. Motto, 5-David C. Phillops, 6-Robert J. Ready	For	Issuer	For	With
2	To ratify the appointment of Grant Thornton LLP as Meridian's independent registeed public accounting firm for fiscal 2008.	For	Issuer	For	With
3	To amend the company's amended code of regulations to allow the board of directors to amend such regulations without shareholder approval in certain circumstances.	For	Issuer	For	With
4	To amend Meridian's 2004 equity compensation plan, amended and restated through January 29, 2006, to provide 1,537,500 additional common shares available for issuance.	For	Issuer	For	With

NEOGEN CORPORATION

Ticker Symbol:NEOG	Cusip Number:640491106
Record Date: 8/17/2007	Meeting Date: 10/10/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors re commend: a vote for election of the following nominees; 1-Jack C. Parnell, 2-Robert M. Book, 3-Clayton K. Yeutter, Phd.	For	Issuer	For	With
2	To approve an amendment to the articles of incorporation to increase the authorized common stock from 20,000,000 shares to 30,000,000 shares.	For	Issuer	For	With
3	To approve the Neogen Corproation 2007 stock plan.	For	Issuer	For	With
4	Ratification of appointment of Ernst & Young LLP as the company's independent registered certified public accounting firm.	For	Issuer	For	With

PRIVATEBANCORP. INC.

Ticker Symbol:PVTB	Cusip Number:742962103
Record Date: 3/26/2008	Meeting Date: 5/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1-William a. Catellano,2-Patrick F. Daly, 3-JC. Mayberry McKissack, 4-Ralph B. Mandell, 5-Edward W. Rabin, Jr., 6-Larry D. Richman	For	Issuer	For	With
2	Proposal to approve the PrivateBancorp, Inc. 2007 long-term incentive compensation plan.	For	Issuer	For	With
3	Proposal to approve an amendment to the company's amended and restated certificate of incorporation to increase the number of authorized shares of common stock from 39 million to 89 million.	For	Issuer	For	With
4	Proposal to ratify the appointment of Ernst & Young LLP as our independent auditors for the year ending December 31, 2008.	For	Issuer	For	With

PSYCHEMEDICS CORPORATION

Ticker Symbol:PMD	Cusip Number:744375205
Record Date: 3/17/2008	Meeting Date: 5/15/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the followin gnominees; 1-Raymond C. Kubacki, Jr.2-Harry F. Connick, 3-Walter S. Tomenson, Jr.4-Fred J. Weinert.	For	Issuer	For	With

QUALITY SYSTEM, INC.

Ticker Symbol:QSII	Cusip Number:747582104
Record Date: 6/29/2007	Meeting Date: 8/8/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Patrick Cline, 2-Ibrahim Fawzy, 3-Edwin Hoffman, 4-Ahmed Hussein, 5-Vincent J. Love, 6-Russell Pflueger, 7-Steven T. Plochocki, 8-Sheldon Razin, 9-Louis E. Silverman	For	Issuer	For	With
2	Ratification of teh appointment of Grant Thornton LLP as QSI's independent registered public accounting firm for the fiscal year ending March 31, 2008.	For	Issuer	For	With

RAVEN INDUSTRIES INC.

Ticker Symbol:RAVN	Cusip Number:754212108
Record Date: 4/9/2008	Meeting Date: 5/21/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Driectors recommend: a vote for election of the following nominees; 1-Anthony W. Bour, 2-David A. christensen, 3-Thomas S. Everist, 4-Mark E. Griffin, 5-Conrad J. Hoigaard, 6-Kevin T. Kirby, 7-Cynthia H. Milligan, 8-Ronald M. Moquist, 9-Daniel A. Rykhus	For	Issuer	For	With
2	Proposl to ratify the appointment of PriceWaterHouseCoopers LLP as the company's independent registered public accounting firm for the company's current fiscal year.	For	Issuer	For	With

RIMAGE CORPORATION

Ticker Symbol:RIMG	Cusip Number:766721104
Record Date: 4/3/2008	Meeting Date: 5/14/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees: 1-Bernard P. Aldrich, 2-Lawrence M. Benveniste, 3-Philip d. Hotchkiss, 4-Thomas F. Madison, 5-Steven M. Quist, 6-James L. Reissner.	For	Issuer	For	With
2	A proposal to ratify and approve the appointment of KPMG LLP as the independent registered public accounting firm for Rimage Corporation for the fiscal year ending December 31, 2008/	For	Issuer	For	With

RITCHIE BROS. AUCTIONEERS INC.

Ticker Symbol:RBA	Cusip Number:767744105
Record Date: 2/29/2008	Meeting Date: 4/9/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Voting recommendation for all of the following nominees: 1-Robert Waugh Murdoch, 2-Peter James Blake, 3-Eric Patel, 4-Beverly Anne Briscoe, 5-E. Baltazar Pitoniak, 6-Christopher Zimmerman	For	Issuer	For	With
2	Appointment of KPMG LLP as auditors of the corporation for the ensuing year and authorizing the Directors to fix their remuneration.	For	Issuer	For	With
3	Approval of a special resolution approving an amendment to the articles of amalgamation of the company to subdivide the company's issued and outstanding common shares on a three-for-one (3 for 1) basis, the full text of which resolution is set out in schedule ""A"" to the information circular of the company dated March 21, 2008.	For	Issuer	For	With

ROLLINS, INC.

Ticker Symbol:ROL	Cusip Number:775711104
Record Date: 2/29/2008	Meeting Date: 4/22/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Randall Rollins, 2-James B. Williams	For	Issuer	For	With
2	For the approval of the performance-based incentive cash compensation plan for executive oficers.	For	Issuer	For	With
3	For the approval of the proposed 2008 stock incentive plan.	For	Issuer	For	With

SIMPSON MANUFACTURING CO., INC.

Ticker Symbol:SSD	Cusip Number:829073105
Record Date: 2/25/2008	Meeting Date: 4/23/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for relection of the following nominees; 1-Earl F. Cheit, 2-Thomas J. Fitzmyers, 3-Barry Lawson Williams	For	Issuer	For	With
2	Amendment and re-approval of the executive officer cash profit sharing plan.	For	Issuer	For	With
3	Amendment and re-approval of the Simpson Manufacturing jCo., inc. 1994 stock option plan.	For	Issuer	For	With
4	Ratification of the selection of PriceWaterHouseCoopers LLP as independent registered public accounting firm.	For	Issuer	For	With

SOMANETICS CORPORATION

Ticker Symbol:SMTS	Cusip Number:834445405
Record Date: 2/12/2008	Meeting Date: 4/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote of the following nominees; 1-James I. Ausman, 2-Richard R. Sorensen	For	Issuer	For	With

SUN HUDRAULICS CORP.

Ticker Symbol:SNHY	Cusip Number:866942105
Record Date: 4/11/2008	Meeting Date: 6/2/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Christine L. Koski, 2-David N. Wormley.	For	Issuer	For	With
2	Approval of the adoption of the Sun Hydraulics Corp. amended and restated 2004 non-employee director equity and deferred compensation plan.	For	Issuer	For	With

SURMODICS, INC.

Ticker Symbol:SRDX	Cusip Number:868873100
Record Date: 12/7/2007	Meeting Date: 1/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Set the numbers of directors at ten (10).	For	Issuer	For	With
2	Directors recommend: a vote for election of the following nominees; 1-K.H. Keller, PH.D., 2- Robert C. Buhrmaster.	For	Issuer	For	With

SURMODICS, INC.

Ticker Symbol:SRDX	Cusip Number:868873100
Record Date: 12/7/2007	Meeting Date: 1/28/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Directors recommend: a vote for election of the following nominees; 1-K.H. Keller, PH.D, 2-Robert C. Buhrmaster	For	Issuer	For	With
1	Set the number of Directors at ten (10).	For	Issuer	For	With

TECHNE CORPORATION

Ticker Symbol:TECH	Cusip Number:878377100
Record Date: 9/14/2007	Meeting Date: 10/25/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Directors recommend: a vote for election of the following nominees; 1-Thomas E. Oland, 2-Roger C. Lucas, PH.D., 3-Howard V. O'Connell, 4-G. Arthur Herbert, 5-R.C. Steer, M.D., PH.D. 6-Robert V. Baumgartner, 7-C.A. Dinarello, M.D., 8-K.A. Holbrook, PH.D.	For	Issuer	For	With
1	To set the number of Directors at eight.	For	Issuer	For	With

TESCO CORPORATION

Ticker Symbol:TESO	Cusip Number:88157K101
Record Date: 4/7/2008	Meeting Date: 5/20/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors: voting recommendation for all the following nominees: 1-Fred J. Dyment, 2-Gary L. Kott, 3- Raymond Vance Milligan, 4-Julio M. Quintana, 5-Norman W. Robertson, 6-Peter K. Seldin, 7-Michael W. Sutherlin, 8-Robert M. Tessari, 9-Clifton T. Weatherford.	For	Issuer	For	With
2	Approval of a resolution to continue the corporation's shareholder rights plan under an amended and restated shareholder rights lan agreement and to approve the amended and restated shareholder rights plan agreement.	For	Issuer	For	With
3	Appointment of PriceWaterHouseCoopers, LP a national public accounting firm, as auditors of the corporation and authorization of the directors to fix their remuneration.	For	Issuer	For	With

TSX GROUP INC.

Ticker Symbol:TSXPF	Cusip Number:873028104
Record Date: 5/5/2008	Meeting Date: 6/11/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Voting recommendation: for all nominees; 1-Luc Bertrand, 2-Raymond Chan, 3-Wayne, C. Fox, 4-John A. Hagg, 5-J. Spencer Lanthier, 6- Owen McCreery, 7-Carmand Normand, 8-Gerri B. Sinclair, 9-Laurent Verreault, 10-Tullio Cedraschi, 11-Denyse Chicoyne, 12-Raymond Garneau, 13-Harry A. Jaako, 14-Jean Martel, 15-John P. Mulvihill, 16-Kathleen M. O'Neill, 17-Jean Turmel.	For	Issuer	For	With
2	Appointment of KPMG LLP as our auditor at a remuneration to be fixed by the Directors.	For	Issuer	For	With
3	The amendement to our restated articles of incorporation to change our name from TSX Group Inc./Groupe TSX Inc. to TMX Group Inc./Groupe TMX Inc. as described in our management information circular for the meeting.	For	Issuer	For	With
4	The amendments to our restaed articles of incorporatin to reflect the fact that we have agreed to be subject to the restriction that no person or combination of persons acting jointly or in concert may beneficially own or exercise control or directin over more thatn 10 per cent of any class or series of our voting shares, without the prior approval of Quebec's Autorite Des Marches Financiers, in addition to the approval of the Ontario securities commission, as described in our management information circular for the meeting.	For	Issuer	For	With

TYLER TECHNOLOGIES

Ticker Symbol:TYL	Cusip Number:902252105
Record Date: 5/15/2008	Meeting Date: 3/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-Donald R. Brattain, 2-J. Luther King,Jr., 3-John S. Marr, Jr., 4-G. Stuart Reeves, 5-Michael D. Richards,6-Dustin R. Womble, 7-John M Yeaman	For	Issuer	For	With
2	Amendment to the Tyler stock option plan.	For	Issuer	For	With
3	Ratification of Ernst & Young LLP as independent auditors.	For	Issuer	For	With

WORLD ACCEPTANCE CORP.

Ticker Symbol:WRLD	Cusip Number:981419104
Record Date: 6/15/2007	Meeting Date: 8/1/2007
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: a vote for election of the following nominees; 1-A. Alexander McLean III, 2-James R. Gilreath, 3-William S. Hummers III, 4- charles D. Way, 5-Ken R. Bramlett, Jr. 6-Mark C. Roland	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as the company's independent registered public accounting firm.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Conestoga Funds

By /s/W. Christopher Maxwell

* W. Christopher Maxwell

Chairman and Chief Executive Officer

By /s/Robert M. Mitchell

* Robert M. Mitchell

Treasurer and Chief Financial Officer

Date: August 25, 2008

*Print the name and title of each signing officer under his or her signature.